Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Trade and other payables	$ 1,082	$ 1,016
Derivatives	18	28
Acquisition consideration	28	11
Total trade and other current payables	1,128	1,055
Non-current
Acquisition consideration	77	25
Derivatives	16
Other payables	2	10
Total other payables due after one year	95	35
Contingent consideration	84	32
Between one and two years
Non-current
Acquisition consideration	5	9
Between two and three years
Non-current
Acquisition consideration		2
Between three and four years
Non-current
Acquisition consideration	13	$ 14
Between four and five years
Non-current
Acquisition consideration	$ 59